Segment Information - Summarized Financial Information by Segment (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Operating income	217	192	368	412	287
Depreciation and amortization	82	74	154	135	142
Capital expenditures			215	164	107
Operating Segments
Segment Reporting Information [Line Items]
Revenue			2,678	2,520	2,517
Operating income			368	412	287
Depreciation and amortization			154	135	142
Capital expenditures			147	93	83
Corporate
Segment Reporting Information [Line Items]
Revenue			0	0	0
Operating income			0	0	0
Depreciation and amortization			0	0	0
Capital expenditures			68	71	24
Industrial | Operating Segments
Segment Reporting Information [Line Items]
Revenue	609	562	1,146	1,044	1,051
Operating income	160	154	308	286	244
Depreciation and amortization			38	32	33
Capital expenditures			56	19	13
Consumer | Operating Segments
Segment Reporting Information [Line Items]
Revenue	608	584	1,172	1,128	1,138
Operating income	55	36	45	101	50
Depreciation and amortization			75	66	70
Capital expenditures			52	55	47
Software and Advisory | Operating Segments
Segment Reporting Information [Line Items]
Revenue	183	172	360	348	328
Operating income	$ 2	$ 2	15	25	(7)
Depreciation and amortization			41	37	39
Capital expenditures			$ 39	$ 19	$ 23